Bank Debt, textuals (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Fair value of debt outstanding	$ 577,517,000
Borrowing capacity outstanding	$ 0
Sale and leaseback agreement
Debt Instrument [Line Items]
Sale and leaseback period	10 years
Daily bareboat charter rate	$ 6,500
All Debt Instruments
Debt Instrument [Line Items]
Frequency of periodic payment	P45D